Taxes - Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities net
Deferred tax assets	kr 11	kr 15
Deductible loss carry forwards	0	0
Pensions
Deferred tax assets and liabilities net
Deferred tax assets	10	kr 15
Tax credit for investment in equipment
Deferred tax assets and liabilities net
Deferred tax assets	kr 1